Class A Common Stock Subject to Possible Redemption (Details) - Schedule Of Class A Common Stock Subject to Possible Redemption - Class A Common Stock [Member] - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 240,000,000		$ 240,000,000
Less:
Fair value of Public Warrants at issuance	(7,582,627)		7,582,627
Offering costs allocated to Class A common stock subject to possible redemption	(20,050,096)		20,050,096
Plus:
Accretion on Class A common stock subject to possible redemption amount	28,832,723
Class A common stock subject to possible redemption at December 31, 2021		$ 243,597,590	241,200,000
Class A common stock subject to possible redemption at December 31, 2022	$ 243,597,590	$ 11,221,524	243,597,590
Increase in redemption value of Class A common stock subject to possible redemption			$ 2,397,590